Finance debt (Tables)	6 Months Ended
Jun. 30, 2023
Finance Debt
Summary of balance by type of finance debt

In Brazil	06.30.2023	12.31.2022
Banking market	1,304	1,285
Capital market	3,198	2,896
Development banks (1)	735	723
Others	3	4
Total	5,240	4,908
Abroad
Banking market	7,471	8,387
Capital market	14,165	14,061
Export credit agency	2,190	2,443
Others	162	155
Total	23,988	25,046
Total finance debt	29,228	29,954
Current	4,129	3,576
Non-current	25,099	26,378

(1)	It includes BNDES, FINAME and FINEP

Schedule of current finance debt

	06.30.2023	12.31.2022
Short-term debt	9	−
Current portion of long-term debt	3,626	3,111
Accrued interest on short and long-term debt	494	465
Total	4,129	3,576

Schedule of changes in finance debt

	In Brazil	Abroad	Total
Balance at December 31, 2022	4,907	25,047	29,954
Proceeds from finance debt	12	50	62
Repayment of principal (1)	(208)	(1,237)	(1,445)
Repayment of interest (1)	(144)	(846)	(990)
Accrued interest (2)	212	877	1,089
Foreign exchange/ inflation indexation charges	82	(173)	(91)
Translation adjustment	398	268	666
Modification of contractual cash flows	(17)	−	(17)
Balance at June 30, 2023	5,242	23,986	29,228

	In Brazil	Abroad	Total
Balance at December 31, 2021	4,517	31,183	35,700
Proceeds from finance debt	-	330	330
Repayment of principal (1)	(177)	(5,186)	(5,363)
Repayment of interest (1)	(125)	(790)	(915)
Accrued interest (2)	201	953	1,154
Foreign exchange/ inflation indexation charges	109	(532)	(423)
Translation adjustment	293	275	568
Balance at June 30, 2022	4,818	26,233	31,051

(1)	It includes pre-payments.
(2)	It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

Schedule of cash flows reconciliation

			Jan-Jun/2023			Jan-Jun/2022
	Proceeds from finance debt	Repayment of principal	Repayment of interest	Proceeds from finance debt	Repayment of principal	Repayment of interest
Changes in finance debt	62	(1,445)	(990)	330	(5,363)	(915)
Repurchase of debt securities		−	−		(110)	−
Deposits linked to finance debt (1)		(37)	(14)		(4)	(1)
Net cash used in financing activities	62	(1,482)	(1,004)	330	(5,477)	(916)

(1)	Deposits linked to finance debt with China Development Bank, with semiannual settlements in June and December.

Schedule of summarized information on current and non-current finance debt

Maturity in	2023	2024	2025	2026	2027	2028 onwards	Total (1)	Fair Value

Financing in U.S.Dollars (US$):	1,714	3,237	2,568	1,528	2,463	10,021	21,531	21,582
Floating rate debt (2)	1,514	2,678	1,933	1,143	1,740	652	9,660
Fixed rate debt	200	559	635	385	723	9,369	11,871
Average interest rate p.a.	6.6%	6.8%	6.1%	6.3%	5.9%	6.6%	6.6%
Financing in Brazilian Reais (R$):	284	536	238	482	135	3,566	5,241	5,402
Floating rate debt (3)	90	43	146	146	42	1,984	2,451
Fixed rate debt	194	493	92	336	93	1,582	2,790
Average interest rate p.a.	6.2%	7.1%	6.9%	6.7%	7.0%	6.8%	6.8%
Financing in Euro (€):	−	29	296	−	−	599	924	901
Fixed rate debt	−	29	296	−	−	599	924
Average interest rate p.a.	−	4.7%	4.7%	−	−	4.7%	4.7%
Financing in Pound Sterling (£):	35	16	−	587	−	894	1,532	1,387
Fixed rate debt	35	16	−	587	−	894	1,532
Average interest rate p.a.	6.2%	6.3%	−	6.2%	−	6.5%	6.3%
Total as of June 30, 2023	2,033	3,818	3,102	2,597	2,598	15,080	29,228	29,272
Average interest rate	6.5%	6.7%	6.2%	6.3%	6.1%	6.6%	6.6%
Total as of December 31, 2022	3,576	3,943	3,079	2,523	2,892	13,941	29,954	29,853
Average interest rate	6.7%	6.5%	6.1%	6.2%	6.0%	6.6%	6.5%

(1)	The average maturity of outstanding debt as of June 30, 2023 is 12.12 years (12.07 years as of December 31, 2022).
(2)	Operations with variable index + fixed spread.
(3)	Operations with variable index + fixed spread, if applicable.

Schedule of finance debt (undiscounted), including face value and interest payments

Maturity	2023	2024	2025	2026	2027	2028 and thereafter	06.30.2023	12.31.2022
Principal	1,525	3,831	3,199	2,675	2,670	15,921	29,821	31,703
Interest	974	1,861	1,556	1,381	1,152	17,469	24,392	24,815
Total	2,499	5,692	4,755	4,056	3,822	33,390	54,213	56,518

Schedule of lines of credit

						06.30.2023
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV	Syndicate of banks	12/16/2021	11/16/2026	5,000	−	5,000
PGT BV (1)	Syndicate of banks	3/27/2019	2/27/2026	2,050	−	2,050
Total				7,050	−	7,050

In Brazil
Petrobras	Banco do Brasil	3/23/2018	9/26/2026	415	−	415
Petrobras	Banco do Brasil	10/4/2018	9/5/2025	415	−	415
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	68	−	68
Total				898	−	898

(1)	On June 30, 2023, Petrobras reduced part of the Revolving Credit Facility to US$ 2,050 compared to the US$ 3,250 contracted in 2019. Thus, US$ 2,050 will be available for withdrawal from July 1st, 2023, to February 27, 2026.